THE WACHOVIA VARIABLE INSURANCE FUNDS
Wachovia Balanced Fund II

Wachovia Equity Fund II

Wachovia Special Values Fund II


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Supplement to the Statement of Additional Information dated April 30, 2001.

     Under the Heading entitled, "SECURITIES IN WHICH THE FUNDS INVEST" please remove the current chart and replace it with the following:

Securities                    Balanced    Equity Fund    Special
                              Fund II         II       Values Fund
                                                            II
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American Depository          Acceptable   Acceptable    Acceptable
Receipts1
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Asset-Backed Securities2     Acceptable       Not          Not
                                          Acceptable    Acceptable
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Banking Instruments          Acceptable   Acceptable    Acceptable
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Commercial Paper3            Acceptable   Acceptable    Acceptable
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Common Stocks                Principal     Principal    Principal
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Convertible Securities       Acceptable   Acceptable    Acceptable
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Corporate Debt Obligations4  Principal    Acceptable    Acceptable
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Credit Enhancement           Acceptable   Acceptable    Acceptable
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Demand Master Notes          Acceptable       Not          Not
                                          Acceptable    Acceptable
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European Depository          Acceptable   Acceptable    Acceptable
Receipts
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Foreign Bank Instruments     Acceptable   Acceptable    Acceptable
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Foreign Currency                Not           Not          Not
Transactions                 Acceptable   Acceptable    Acceptable
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Foreign Securities1          Acceptable   Acceptable    Acceptable
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Futures and Options          Acceptable   Acceptable    Acceptable
Transactions
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Futures on Foreign           Acceptable       Not          Not
Government Debt                           Acceptable    Acceptable
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Global Depository Receipts   Acceptable   Acceptable    Acceptable
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High-Yield Securities5       Acceptable       Not       Acceptable
                                          Acceptable
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Lending of Portfolio         Acceptable   Acceptable    Acceptable
Securities
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Master Limited Partnerships     Not           Not       Acceptable
                             Acceptable   Acceptable
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Money Market Instruments     Acceptable   Acceptable    Acceptable
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Mortgage-Backed Securities      Not          Not           Not
                             Acceptable   Acceptable    Acceptable
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Options on Financial         Acceptable   Acceptable    Acceptable
Futures
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Over-the-Counter Options     Acceptable   Acceptable    Acceptable
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Preferred Stocks             Acceptable   Acceptable    Acceptable
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Repurchase Agreements        Acceptable   Acceptable    Acceptable
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Restricted and Illiquid      Acceptable   Acceptable    Acceptable
Securities6
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Reverse Repurchase           Acceptable   Acceptable    Acceptable
Agreements
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Securities of Other          Acceptable   Acceptable    Acceptable
Investment Companies
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Stock Index Futures and      Acceptable   Acceptable    Acceptable
Options7
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Stripped Mortgage-Backed     Acceptable       Not          Not
Securities                                Acceptable    Acceptable
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Temporary Investments        Acceptable   Acceptable    Acceptable
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U.S. Government Obligations  Acceptable   Acceptable    Acceptable
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Variable Rate Demand Notes   Acceptable   Acceptable    Acceptable
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Warrants                     Acceptable   Acceptable    Acceptable
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When-Issued and Delayed      Acceptable   Acceptable    Acceptable
Delivery Transactions

1. The Funds may not invest more than 20% of its assets in ADRs and not more than 10% of their assets in other securities of foreign issuers (non-ADRs).


2.   Rated Baa or better by Moody's or BBB or better by S&P.


3. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.


4. Rated Baa or better by Moody's or BBB or better by S&P or of comparable quality as determined by the investment adviser. The Balanced Fund II may invest up to 5% of its assets in obligations rated below Baa by Moody's or below BBB by S&P or of comparable quality as determined by the investment adviser.


5. Securities are rated below Baa by Moody's or below BBB by S&P. The Special Values Fund II will not invest more than 35% of their total assets in such securities and Balanced Fund II will not invest more that 5% of its assets in such securities.


6. The Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


7. Not more than 20% of each Fund's assets will be invested in stock index futures and options. Each Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions, as applicable.



                                                                   March 8, 2002


Cusip 929775302
Cusip 929775104
Cusip 929775203

27240 (3/02)